Corporate information	6 Months Ended
Jun. 30, 2018
Corporate information
Corporate information

Section 1—Corporate information

1.1   Organization

Forward Pharma A/S (the “Company” or “Parent”) is a limited liability company incorporated and domiciled in Denmark. The registered office is located in Copenhagen, Denmark. The consolidated financial statements include the Company’s wholly owned German, United States and two Danish subsidiaries, identified as follows: Forward Pharma GmbH (“FP GmbH”), Forward Pharma USA, LLC, Forward Pharma FA ApS and Forward Pharma Operations ApS (“Operations”), respectively (also see Restructuring below). The Company and its subsidiaries are collectively referred to as the “Group.” The Company’s board of directors authorized the issuance of the financial statements included herein on September 18, 2018.

As discussed in more detail in Note 1.2, effective as of February 1, 2017, the Company entered into a Settlement and License Agreement (the “License Agreement”) with two wholly owned subsidiaries of Biogen Inc. (collectively “Biogen”). Prior to entering into the License Agreement, the Company was actively developing FP187  ®, a proprietary formulation of dimethyl fumarate (“DMF”), for the treatment of multiple sclerosis (“MS”) patients. As a result of entering into the License Agreement, the future development and sale by the Company of FP187  ® or another DMF-containing formulation (collectively “DMF Formulation”) is uncertain at this time and will be determined based on the outcome of matters discussed further below. The Company announced on March 1, 2017 plans to complete the remaining research and development efforts of FP187  ® and pursue an organizational realignment to reduce personnel and operating expenses by mid-year 2017. The organizational realignment was substantially completed by September 30, 2017. Under certain conditions, the Company may decide to reinitiate the development of FP187  ®, or initiate the development of another DMF Formulation.

Under the terms of the License Agreement, the Parent restructured its operations (the “Restructuring”) on June 30, 2017 whereby the Parent transferred to Operations (a newly created wholly owned Danish limited liability company) certain assets and liabilities, including the legal and beneficial rights, title and interest to defined intellectual property (the “IP”), and Operations transferred the IP to FWP IP ApS (“FWP IP”) (a newly created wholly owned Danish limited liability company). The final step in the Restructuring was completed on November 22, 2017 when the capital stock of FWP IP was sold (the “Sale”) to a newly formed Danish limited liability company (FWP HoldCo ApS, referred to as “HoldCo”) owned and controlled by a newly formed independent Danish foundation (FWP Fonden, referred to as the “Foundation”). In consideration for the capital stock of FWP IP, HoldCo paid Operations 336,000 Danish Kroner (“DKK”) ($54,000 based on the December 31, 2017 exchange rate).

The Foundation’s three-member board includes one independent director and one director appointed by each of the Parent and Biogen. Accordingly, the Parent does not control nor does it have exposure or rights to variable returns from the Foundation, HoldCo or FWP IP. During November 2017, the Group contributed 5 million DKK ($805,000 based on the December 31, 2017 exchange rate) as the initial capitalization (the “Initial Capitalization”) of the Foundation and is obligated to pay 100,000 DKK ($16,000 based on the June 30, 2018 exchange rate) annually (the “Annual Funding”) to FWP IP in exchange for FWP IP agreeing to hold, prosecute and maintain the IP in accordance with certain agreements. In the future, the Group is only obligated to remit the Annual Funding through the last to expire, or invalidation of, the licensed patents underlying the IP; however, the Company’s obligation to remit the Annual Funding would be discontinued earlier if certain events, as defined in the License Agreement, occur.

On August 2, 2017, the Company’s shareholders approved a 10 for 1 share split (the “Share Split”). Except if disclosed otherwise, all share and per share information contained in the accompanying financial statements has been adjusted to reflect the Share Split as if it had occurred at the beginning of the earliest period presented. Subsequent to the Share Split, the nominal value of an ordinary share of the Parent is 0.01 DKK. See Note 3.2 for additional information regarding share and per share information.

On August 2, 2017, the Company’s shareholders approved a capital reduction with a corresponding shareholder distribution of 917.7 million EUR ($1.1 billion) (the “Capital Reduction”). The funds for the Capital Reduction were distributed to shareholders during September 2017. The Capital Reduction was executed through the annulment of 80% of the ordinary shares outstanding post Share Split. The Company currently has made no decision to make future cash distributions to shareholders.

1.2   Intellectual Property Proceedings and the Settlement and License Agreement

On February 1, 2017, the License Agreement with Biogen and certain additional parties became effective. The License Agreement provides Biogen with a co-exclusive license in the United States, and an exclusive license outside the United States, to certain of the Company’s IP, effective as of February 9, 2017. Biogen will, if certain conditions are met within the time period set forth in the License Agreement, including the termination or expiration of any required waiting period under the Hart-Scott-Rodino Antitrust Improvement Act of 1976, (“HSR Act”), to obtain an exclusive license to certain of the Company’s IP in the United States.

In accordance with the License Agreement, Biogen paid the Company a non-refundable fee of $1.25 billion (“Non-refundable Fee”) in February 2017, and could be obligated to pay the Company royalties in the future subject to the outcome of certain matters discussed below.

On April 13, 2015, an administrative patent judge at the United States Patent Trial and Appeal Board (“PTAB”) declared Patent Interference No. 106,023 (the “Interference Proceeding”) between the Company’s United States Patent Application No. 11/567,871 and United States Patent No. 8,399,514B2 held by a subsidiary of Biogen, Inc. The License Agreement does not resolve the Interference Proceeding between the Company and Biogen or the pending opposition proceeding against the Company’s European patent EP2801355 (the “Opposition Proceeding”). The Company and Biogen intend to permit the PTAB and the United States Court of Appeals for the Federal Circuit (the “Federal Circuit”), as applicable, and the Opposition Division, the Technical Board of Appeal and the Enlarged Board of Appeal of the European Patent Office (the “EPO”), as applicable, to make final determinations in the proceeding before them. If the Company is successful in the Interference Proceeding and/or the Opposition Proceeding, as discussed further below, it will be eligible to receive royalties starting as early as 2021 based on Biogen’s net sales of DMF-containing products indicated for treating MS as defined in the License Agreement, provided that other conditions of the License Agreement are satisfied within the time period set forth in the License Agreement.

If the Company is successful in the Interference Proceeding (i.e., the Company obtains, as a result of the Interference Proceeding and any appeals therefrom to the Federal Circuit (including en banc review), a patent with a claim covering oral treatment of MS with 480 mg per day of DMF), and if Biogen exercises its right to obtain an exclusive license in the United States, the Company will be eligible beginning on January 1, 2021 to collect a 10% royalty (increasing to 20% from January 1, 2029) until the earlier of the expiration or invalidation of the patents licensed under the License Agreement, on Biogen’s net sales in the United States of DMF-containing products indicated for treating MS that, but for the license granted under the License Agreement, would infringe a Company patent, provided that other conditions of the License Agreement are satisfied. Among the conditions that need to be satisfied for any royalty to be payable by Biogen to the Company is the absence of generic entry having a particular impact as defined in the License Agreement. If Biogen exercises its right to obtain an exclusive license in the United States, the Group would likely permanently discontinue development of a DMF Formulation.

If the Company is successful in the Interference Proceeding, but certain conditions are not met in the United States, including if restraints are placed on Biogen as a result of the process under the HSR Act, and if Biogen does not obtain an exclusive license, the Company could reinitiate the development of a DMF Formulation for sale in the United States under a co-exclusive license with Biogen, under which the Company may assign its co-exclusive license, on one occasion only, to a single third party. Under the co-exclusive license, the Company will be eligible beginning on January 1, 2023 to collect royalties of 1% on Biogen’s net sales in the United States of DMF-containing products indicated for treating MS that, but for the license granted under the License Agreement, would infringe a Company patent, provided that other conditions of the License Agreement are satisfied. Among the conditions that need to be satisfied for any royalty to be payable by Biogen to the Company is the absence of generic entry having a particular impact as defined in the License Agreement. If the Company is unsuccessful in the Interference Proceeding after any appeals, the Company would not be entitled to future royalties on Biogen’s net sales in the United States. Moreover, if Biogen prevails in the Interference Proceeding, after any appeals to the Federal Circuit, the Company may be prevented from commercializing FP187  ® for MS in the United States at a 480 mg per day dose. Were this to occur, the Company would consider reviewing opportunities to develop other DMF-containing formulations and products, including generics, consistent with the terms of the License Agreement. If the Company is unable to commercialize FP187  ® or any other product for sale in the United States, the Company would be unable to generate any revenue from such a product.

If the Company is successful in the Opposition Proceeding (i.e., the Company obtains, as a result of the Opposition Proceeding, and any appeals therefrom, a patent with a claim covering oral treatment of MS with 480 mg/day of DMF), it would be eligible beginning on January 1, 2021 to collect a 10% royalty (increasing to 20% from January 1, 2029) until the earlier of the expiration or invalidation of the patents defined in the License Agreement, on a country-by-country basis on Biogen’s net sales outside the United States of DMF-containing products indicated for treating MS that, but for the license granted under the License Agreement, would infringe a Company patent, provided that other conditions of the License Agreement are satisfied. Among the conditions that need to be satisfied for any royalty to be payable by Biogen to the Company is the absence of generic entry in a particular geography having a particular impact as defined in the License Agreement. If the Company is unsuccessful in the Opposition Proceeding and any appeals therefrom, the Company would not be entitled to future royalties on Biogen’s net sales outside the United States.

The receipt of the Non-refundable Fee in February 2017 triggered a $25 million obligation payable to Aditech Pharma AG in accordance with the addendum to the patent transfer agreement between the Company and Aditech Pharma AG. See Note 6.2.

On March 31, 2017, the PTAB issued a decision in the Interference Proceeding in favor of Biogen. The PTAB ruled that the claims of the Company’s United States Patent Application No. 11/567,871 are not patentable due to a lack of adequate written description. On May 30, 2017, the Company filed a notice of appeal of the PTAB’s decision that ended the Interference Proceeding. The appeal was filed in the Federal Circuit and seeks to have the decision overturned and the Interference Proceeding reinstated. The appeal was heard at an oral hearing on June 4, 2018. The appeal is expected to be decided by the end of 2018.

On January 29, 2018, the Opposition Division of the EPO concluded the oral proceeding concerning patent EP2801355 and issued an initial decision in the Opposition Proceeding. The Opposition Division revoked patent EP2801355 after considering third-party oppositions from several opponents. On March 22, 2018, the Opposition Division issued its written decision with detailed reasons for the decision, on May 7, 2018, the Company submitted its notice of appeal, and on August 1, 2018, the Company submitted the detailed grounds for the appeal. If the Company prevails in such appeal, it is expected that the Technical Board of Appeal will remand the case to the Opposition Division, in order for the Opposition Division to resolve the remaining elements of the original opposition. The duration of the appeal process is estimated to be two to three years.